Pursuant to Rule 497(e)

Registration No. 333-11283

SUNAMERICA FOCUSED SERIES, INC. (“Focused Series”)

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio (the “Portfolio”)

Supplement dated December 10, 2010

to the Prospectus dated February 26, 2010

as supplemented and amended to date

The Board of Directors of Focused Series approved amendments to the principal investment techniques of the Portfolio to revise the projected asset allocation ranges for the Portfolio. Accordingly, the Prospectus is hereby amended as set forth below.

On page 29 of the Prospectus, under the heading “Principal Investment Techniques of the Portfolio” the third paragraph and the table immediately below it showing the projected asset allocation ranges under normal market conditions for the Portfolio are hereby deleted and replaced with the following:

“The Portfolio invests in a combination of SunAmerica funds (collectively, the “Underlying Funds”). In addition to the Underlying Funds listed in the paragraph above, the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the Portfolio (as invested through the Underlying Funds).

Focused Multi-Asset Strategy Portfolio
Domestic Equity Securities	20%-60%
Foreign Equity Securities	10%-30%
Fixed Income Securities	10%-30%
Alternative Strategies	0%-30%

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_AAPRO_2-10

SUNAMERICA FOCUSED SERIES, INC. (“Focused Series”)

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio

Supplement dated December 10, 2010

to the Statement of Additional Information (“SAI”)

dated February 26, 2010, as amended and supplemented to date

The Board of Directors of Focused Series approved amendments to the principal investment techniques of the Focused Multi-Asset Strategy Portfolio to revise the projected asset allocation ranges for this Portfolio. Accordingly, the SAI is hereby amended as set forth below.

On page 3 of the SAI, under the heading “Investment Objectives and Policies” the sixth paragraph entitled “Equity Securities,” is hereby deleted in its entirety and replaced with the following:

“Equity Securities. Each of the Portfolios may invest in Underlying Funds that invest primarily in equity securities (“Underlying Equity Funds”). Under normal market conditions, the Focused Equity Strategy Portfolio expects to allocate between 80% to 100% of its assets in Underlying Equity Funds; the Focused Balanced Strategy Portfolio expects to allocate between 35% to 75% of its assets in Underlying Equity Funds; the Focused Multi-Asset Strategy Portfolio expects to allocate between 20% to 60% of its assets in Underlying Equity Funds; the Focused Fixed Income Strategy Portfolio expects to allocate between 0% to 20% of its assets in Underlying Equity Funds; and the Focused Fixed Income and Equity Strategy Portfolio expects to allocate 15% to 50% of its assets in Underlying Equity Funds.”

In addition, on page 5 of the SAI, the fourth sentence of the third paragraph entitled “Bonds and Other Fixed Income Securities,” is hereby deleted in its entirety and replaced with the following:

“Under normal market conditions, the Focused Equity Strategy Portfolio expects to allocate between 0% to 5% of its assets to Underlying Fixed Income Funds; the Focused Balanced Strategy Portfolio expects to allocate between 25% to 50% of its assets to Underlying Fixed Income Funds; the Focused Multi-Asset Strategy Portfolio expects to allocate approximately 10% to 30% of its assets to Underlying Fixed Income Funds; the Focused Fixed Income Strategy Portfolio expects to allocate between 80% to 100% of its assets to Underlying Fixed Income Funds; and the Focused Fixed Income and Equity Strategy Portfolio expects to allocate between 50% to 80% of its assets to Underlying Fixed Income Funds.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_AAPRO_2-10